   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2001
                    REGISTRATION NOS. 33-39133 AND 811-6241

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549
                       ----------------------------------

                   FORM N-1A
         REGISTRATION STATEMENT UNDER
            THE SECURITIES ACT OF 1933                         /X/
          PRE-EFFECTIVE AMENDMENT NO.
          POST-EFFECTIVE AMENDMENT NO. 27                      /X/
          REGISTRATION STATEMENT UNDER
        THE INVESTMENT COMPANY AT OF 1940                      /X/
               AMENDMENT NO. 29                                /X/
        (CHECK APPROPRIATE BOX OR BOXES)

                       ----------------------------------

                              LOOMIS SAYLES FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    ONE FINANCIAL CENTER, BOSTON, MA  02111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (617) 482-2450


   NAME AND ADDRESS
OF AGENT FOR SERVICE                                   COPY TO
--------------------------------   --------------------------------------------

SHEILA M. BARRY, ESQUIRE                      TRUMAN S. CASNER, ESQUIRE
LOOMIS, SAYLES & COMPANY, L.P.                       ROPES & GRAY
ONE FINANCIAL CENTER                           ONE INTERNATIONAL PLACE
BOSTON, MA  02111                                 BOSTON, MA  02110


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/ /   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

/X/   ON FEBRUARY 1, 2001 PURSUANT TO PARAGRAPH (B)

/ /   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

/ /   ON _________________________, PURSUANT TO PARAGRPH (A)(1)

/ /   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

/ /   ON _________________________, PURSUANT TO PARAGRAPH (A)(2)



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Loomis Sayles Funds (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on November 30, 2000.


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 30, 2000.

PART C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 30, 2000.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, The Commonwealth of Massachusetts, on the 26th day of January, 2001.


                              LOOMIS SAYLES FUNDS



                            By:  /s/ DANIEL J. FUSS
                                 ----------------------------
                                 Daniel J. Fuss, President



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.



            SIGNATURE                             TITLE                                DATE

/s/DANIEL J. FUSS                         President and Trustee                  January 26, 2001
------------------------------
Daniel J. Fuss

/s/ MARK W. HOLLAND                             Treasurer                        January 26, 2001
------------------------------
Mark W. Holland

/s/ JOSEPH ALAIMO                                Trustee                         January 26, 2001
------------------------------
Joseph Alaimo*

/s/ RICHARD S. HOLWAY                            Trustee                         January 26, 2001
------------------------------
Richard S. Holway*

/s/ MICHAEL T. MURRAY                            Trustee                         January 26, 2001
------------------------------
Michael T. Murray*

/s/ PAUL G. CHENAULT                             Trustee                         January 26, 2001
------------------------------
Paul G. Chenault*



                           *By:  /s/ MARK W. HOLLAND
                                 -------------------
                              Mark W. Holland,
                               Attorney-in-Fact
                              January 26, 2001